Subsequent Events (Unaudited) - Narrative (Details) - USD ($) $ in Thousands			9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2020
Subsequent Event [Line Items]
Business combination, equity interests issued and issuable			$ 0	$ 38,167	$ 38,167	$ 192
Common stock shares issued			373,641,135		226,364,401
Common stock shares outstanding			373,641,135		226,364,401
Amended Revolving Credit Facility [member]
Subsequent Event [Line Items]
Proceeds from long term line of credit facility	$ 250,000
Line of credit facility maximum borrowing capacity	600,000						$ 150,000
Common Class C [Member]
Subsequent Event [Line Items]
Common stock shares issued			0		0
Common stock shares outstanding			0		0
Subsequent Event [Member] | Further Amended Share Purchase Agreement [Member]
Subsequent Event [Line Items]
Business combination, equity interests issued and issuable		$ 352,000
Subsequent Event [Member] | Amended Revolving Credit Facility [member]
Subsequent Event [Line Items]
Proceeds from long term line of credit facility	250,000
Line of credit facility maximum borrowing capacity	$ 600,000